Financial instruments - valuation - Adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Adjustments
Funding - FVA	£ 250	£ 440
Credit - CVA	419	346
Bid - Offer	238	285
Product and deal specific	327	1,033
Financial instruments valuation adjustments	1,234	2,104
Designated as at fair value through profit or loss
Product and deal specific
Net gains carried forward	59	56
Net gains deferred	151	64
Net gains recognized in the income statement	£ 148	£ 80